Summary of Significant Accounting Policies - Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Property and equipment, gross	$ 1,829	$ 1,583
Accumulated depreciation	(679)	(530)
Property and equipment, net	1,150	1,053
Depreciation expense	147	166
Capitalized interest costs	10	7
Land
Summary of Significant Accounting Policies
Property and equipment, gross	13	16
Buildings
Summary of Significant Accounting Policies
Property and equipment, gross	$ 114	$ 108
Useful lives of property and equipment	25 years	25 years
Telephony transmission equipment and distribution facilities
Summary of Significant Accounting Policies
Property and equipment, gross	$ 899	$ 832
Telephony transmission equipment and distribution facilities | Minimum
Summary of Significant Accounting Policies
Useful lives of property and equipment	5 years	5 years
Telephony transmission equipment and distribution facilities | Maximum
Summary of Significant Accounting Policies
Useful lives of property and equipment	20 years	20 years
Cable transmission equipment and distribution facilities
Summary of Significant Accounting Policies
Property and equipment, gross	$ 156	$ 118
Cable transmission equipment and distribution facilities | Minimum
Summary of Significant Accounting Policies
Useful lives of property and equipment	5 years	5 years
Cable transmission equipment and distribution facilities | Maximum
Summary of Significant Accounting Policies
Useful lives of property and equipment	30 years	30 years
Support equipment and systems
Summary of Significant Accounting Policies
Property and equipment, gross	$ 128	$ 112
Support equipment and systems | Minimum
Summary of Significant Accounting Policies
Useful lives of property and equipment	3 years	3 years
Support equipment and systems | Maximum
Summary of Significant Accounting Policies
Useful lives of property and equipment	20 years	20 years
Fiber optic cable systems
Summary of Significant Accounting Policies
Property and equipment, gross	$ 130	$ 128
Fiber optic cable systems | Minimum
Summary of Significant Accounting Policies
Useful lives of property and equipment	15 years	15 years
Fiber optic cable systems | Maximum
Summary of Significant Accounting Policies
Useful lives of property and equipment	25 years	25 years
Other
Summary of Significant Accounting Policies
Property and equipment, gross	$ 87	$ 72
Other | Minimum
Summary of Significant Accounting Policies
Useful lives of property and equipment	2 years	2 years
Other | Maximum
Summary of Significant Accounting Policies
Useful lives of property and equipment	20 years	20 years
Construction in progress
Summary of Significant Accounting Policies
Property and equipment, gross	$ 302	$ 197